Income Taxes (Details) - Schedule of Statutory Federal Income Tax Rate - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Statutory Federal Income Tax Rate Abstract
Net Loss for the Year	$ (11,114,179)	$ (13,498,626)
Statutory federal income tax rate	21.00%	21.00%
Tax benefit using statutory federal income tax rate	$ (2,333,977)	$ (2,834,711)
State and local taxes, net of federal benefit	(965,370)	(1,286,910)
Non-deductible expenses, net of federal income tax rate	328,290	432,078
Start-up Costs	(146,490)
Change in valuation allowance	2,685,198	3,730,000
SBC	430,501
Other, net	1,849	(40,457)
Income tax expense (benefit)
Effective income tax rate	0.00%	0.00%